Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation. The consolidated financial statements include the accounts of the Company, the Bank and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.

Fiscal period
The Company's fiscal year end is September 30th. All references to 2014, 2013 and 2012 represent balances as of September 30, 2014, September 30, 2013 and September 30, 2012, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Cash and cash equivalents	Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale. Premiums and discounts on investments are deferred and recognized over the life of the asset using the effective interest method.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income heading. Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered.

Loans receivable
Loans receivable. Loans that are performing in accordance with their contractual terms are held at their carrying amount and expected interest is accrued. The Bank also receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Bank attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Bank may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Bank.
The Bank will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, we consider a borrower’s ability to repay by evaluating: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan, and updated valuation of the secondary repayment source. The Bank also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Bank does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Bank expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and management concludes that full repayment is highly probable based on internal evaluation, it will remain on accrual status following restructuring. If the consumer restructured loan does not perform, it is placed in non-accrual status when it is 90 days delinquent. For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances after the required six consecutive payments are made management will conclude that collection of the entire principal balance is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. This includes TDRs that are on non-accrual status. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Allowance for Loan Losses. The Bank maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Bank's general methodology for assessing the appropriateness of the allowance is to apply a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”).
The HLF takes into account historical charge-offs by loan type. The Bank uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might deplete their cash prior to becoming delinquent on their loan, plus the period of time that it takes the bank to work out the loans.
The QLF are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred. The Bank has also established a reserve for unfunded commitments.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Bank's control, which may result in losses or recoveries differing from those provided. In those cases, a portion of the allowance is then allocated to reflect the estimated loss exposure.
Covered assets. Covered loans are the loans acquired from Horizon Bank in 2010 and certain loans acquired from SVBT in fiscal 2013 that are recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon Bank and SVBT are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected. Acquired credit impaired loans are accounted for under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, are recognized on all acquired loans. Covered real estate held for sale represents the foreclosed properties that were originally Horizon Bank loans or certain SVBT loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”. When FDIC loss share agreements expire, any remaining loans will be transferred to the non covered portfolio.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded due to the guarantee provided by the FDIC on the covered assets.

Client Derivatives and Long Term Borrowing Hedges
Client Derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Bank enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as hedges under FASB ASC 815, Derivatives and Hedging, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is fee income earned on the swaps that is included in miscellaneous loan income.
Long Term Borrowing Hedges. The Bank has entered into forward-starting interest rate swaps to convert a series of future short-term borrowings to fixed rate payments. These interest rate swaps qualify as cash flow hedging instruments under ASC 815 which provides for matching of the recognition of gains and losses of the interest rate swaps and the hedged items. Prior to the starting date, the change in the fair value of the interest rate swap will be recorded in Other Comprehensive Income.

Premises and equipment
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate held for sale
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at fair value less selling costs. Subsequent accounting is recorded at lower of cost or market. These gains (losses) are shown on the real estate acquired through foreclosure line item.

Intangible assets
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Bank amortizes the core deposit intangibles over their estimated lives generally on an accelerated method.

Income taxes
Income taxes. Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, a deferred tax asset or liability is determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The provision for income taxes includes current and deferred income tax expense based on net income adjusted for temporary and permanent differences such as depreciation, interest on state and municipal securities, and affordable housing tax credits. Income tax related interest and penalties, if applicable, and amortization of affordable housing tax credit investments are recorded within income tax expense.

Accounting for stock-based compensation	Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information.
Use of estimates
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements
New accounting pronouncements. In December 2012, FASB issued Accounting Standards Update ("ASU") 2012-06, Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 clarifies that when a reporting entity recognizes an indemnification asset as the result of a government-assisted acquisition of a financial institution and there is a change in the amount of cash flows expected to be collected on the indemnification asset, the reporting entity should subsequently measure the indemnification asset on the same basis as the underlying loans by taking into account the contractual limitations of the Loss-Sharing Agreement ("LSA"). For amortization of changes in value, the reporting entity should use the term of LSA if it is shorter than the term of the acquired loans. This new guidance did not have a material impact on the Company's consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main objective was to address implementation issues about the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The guidance in this ASU was effective beginning on or after January 1, 2013. This new guidance did not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective was to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements; rather, they require the entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance in this ASU was effective for fiscal years beginning after December 15, 2012. This new guidance did not have a material impact on the Company's consolidated financial statements.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. Topic 815, Derivatives and Hedging, provides guidance on the risks that are permitted to be hedged in a fair value or cash flow hedge. The objective of this update is to provide for the inclusion of the Fed Funds Effective Swap Rate as a U.S. benchmark interest rate for hedge accounting purposes, in addition to UST and LIBOR rates. The guidance in this ASU is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists. Some entities present unrecognized tax benefits as a liability unless the unrecognized tax benefit is directly associated with a tax position taken in a tax year that results in, or that resulted in, the recognition of a net operating loss or tax credit carryforward for that year and the net operating loss or tax credit carryforward has not been utilized. Other entities present unrecognized tax benefits as a reduction of a deferred tax asset for a net operating loss or tax credit carryforward in certain circumstances. The objective of these is to eliminate that diversity in practice. The guidance in this ASU is effective for fiscal years beginning after December 15, 2013. This new guidance did not have a material impact on the Company's consolidated financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40) - Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The new guidance clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or (b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required. The amendments are effective beginning after December 15, 2014. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

In January 2014, the FASB issued ASU 2014-01, Investments - Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects. This new guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). Those not electing the proportional amortization method would account for the investment using the equity method or cost method. This new guidance is effective on a retrospective basis beginning after December 15, 2014 with early adoption permitted. The Company adopted this ASU prospectively as of December 31, 2013 as the retrospective adjustments were not material. The amount of affordable housing tax credits that were recognized during the 2014 fiscal year is $3 million. The net investment balance recognized as of September 30, 2014 is $42 million. Using the proportional amortization method, the amount recognized as a component of income tax expense for the 2014 fiscal year is $4 million. Contingent commitments for equity contributions during the 2014 calendar year are $35 million. Overall, this adoption did not have a material impact on the Company's consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This new accounting guidance clarifies the principles for recognizing revenue from contracts with customers. The new accounting guidance, which does not apply to financial instruments, is effective on a retrospective basis beginning on January 1, 2017. The Company does not expect the new guidance to have a material impact on its consolidated financial position or results of operation.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860) - Repurchase to Maturity Transactions, Repurchase Financings, and Disclosures. Under this new accounting guidance, repurchase-to-maturity transactions will be accounted for as secured borrowings rather than sales of an asset, and transfers of financial assets with contemporaneous repurchase financings will no longer be evaluated to determine whether they should be accounted for on a combined basis as forward contracts. The new guidance also prescribes additional disclosures particularly on the nature of collateral pledged in repurchase financings accounted for as secured borrowings. The new guidance is effective beginning on January 1, 2015. The Company does not expect this guidance to have a material impact on its consolidated financial position or results of operation.

Business segments	Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications
Reclassifications. Reclassification of Other Expenses into Product delivery and Information technology line items have been made to the financial statements for years prior to September 30, 2014 to conform to current year classifications.
Reclassification of Real Estate Held for Investment into its own line item and out of Real Estate Held for Sale have been made to the financial statements for years prior to September 30, 2014 to conform to current year classifications.